UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	12/31/2016

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of December 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Aerospace & Defense — 0.6%
Curtiss-Wright Corp.	207,455	$20,405,274

Airlines — 0.7%
Spirit Airlines, Inc.*	403,207	23,329,557

Auto Components — 0.4%
Dorman Products, Inc.*(a)	199,314	14,561,881

Banks — 11.7%
Bank of the Ozarks, Inc.(a)	1,048,970	55,165,333
BankUnited, Inc.	809,134	30,496,261
Columbia Banking System, Inc.(a)	857,715	38,322,706
East West Bancorp, Inc.	1,333,899	67,802,086
First Republic Bank	392,809	36,193,421
Investors Bancorp, Inc.(a)	1,495,398	20,860,802
Pinnacle Financial Partners, Inc.(a)	934,566	64,765,424
Signature Bank*	307,281	46,153,606
Wintrust Financial Corp.	660,751	47,950,700

		407,710,339

Biotechnology — 1.4%
Amicus Therapeutics, Inc.*(a)	2,151,665	10,693,775
Otonomy, Inc.*(a)	1,236,094	19,653,895
Radius Health, Inc.*(a)	449,535	17,095,816

		47,443,486

Building Products — 1.5%
Owens Corning	649,441	33,485,178
PGT, Inc.*	1,534,423	17,569,143

		51,054,321

Capital Markets — 0.7%
MarketAxess Holdings, Inc.	66,912	9,830,711
Moelis & Co. (Class A Stock)(a)	381,771	12,942,037

		22,772,748

Chemicals — 2.2%
Axalta Coating Systems Ltd.*	413,773	11,254,625
Ferro Corp.*	2,065,775	29,602,556
PolyOne Corp.	1,104,917	35,401,541

		76,258,722

Commercial Services & Supplies — 2.7%
Advanced Disposal Services, Inc.*	851,640	18,923,441
Mobile Mini, Inc.(a)	1,160,757	35,112,899
West Corp.	1,571,154	38,901,773

		92,938,113

Communications Equipment — 0.9%
CommScope Holding Co., Inc.*	856,826	31,873,927

Construction & Engineering — 0.3%
Great Lakes Dredge & Dock Corp.*	2,531,600	10,632,720

Construction Materials — 1.7%
Summit Materials, Inc. (Class A Stock)*	2,513,736	59,801,779

Containers & Packaging — 1.0%
Bemis Co., Inc.	407,730	19,497,649
Multi Packaging Solutions International Ltd.*(a)	942,728	13,443,301

		32,940,950

Distributors — 0.2%
Core-Mark Holding Co., Inc.(a)	126,558	5,450,853

Diversified Telecommunication Services — 1.8%
Cogent Communications Holdings, Inc.(a)	832,631	34,429,292
Frontier Communications Corp.(a)	8,475,043	28,645,645

		63,074,937

Electric Utilities — 1.7%
El Paso Electric Co.	597,562	27,786,633
Portland General Electric Co.	683,422	29,612,675

		57,399,308

Electronic Equipment, Instruments & Components — 3.5%
Anixter International, Inc.*	367,528	29,788,145
CDW Corp.	992,780	51,713,910
IPG Photonics Corp.*	277,442	27,386,300
Littelfuse, Inc.	90,608	13,751,576

		122,639,931

Equity Real Estate Investment Trusts (REITs) — 7.2%
Chatham Lodging Trust	1,330,427	27,340,275
Forest City Realty Trust, Inc. (Class A Stock)	2,235,602	46,589,946
Gaming and Leisure Properties, Inc.	1,131,076	34,633,547
Hersha Hospitality Trust	2,064,355	44,383,632
National Storage Affiliates Trust	1,687,707	37,247,693
Pebblebrook Hotel Trust(a)	660,189	19,640,623
QTS Realty Trust, Inc. (Class A Stock)	365,817	18,162,814
Summit Hotel Properties, Inc.	1,364,801	21,877,760

		249,876,290

Food & Staples Retailing — 2.8%
Performance Food Group Co.*	2,015,711	48,377,064
Sprouts Farmers Market, Inc.*	2,590,999	49,021,701

		97,398,765

Food Products — 1.9%
Adecoagro SA (Argentina)*	3,487,209	36,197,229
Darling Ingredients, Inc.*	1,537,243	19,845,807
Hain Celestial Group, Inc. (The)*	256,630	10,016,269

		66,059,305

Health Care Equipment & Supplies — 1.2%
iRhythm Technologies, Inc.*(a)	63,214	1,896,420
Nevro Corp.*(a)	354,835	25,782,311
Zeltiq Aesthetics, Inc.*(a)	348,895	15,183,910

		42,862,641

Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.*(a)	329,849	10,918,002
Air Methods Corp.*(a)	937,158	29,848,482
Envision Healthcare Corp.*(a)	462,847	29,293,587
LifePoint Health, Inc.*	322,991	18,345,889
Molina Healthcare, Inc.*(a)	526,954	28,592,524
Surgery Partners, Inc.*(a)	403,078	6,388,786
Team Health Holdings, Inc.*	207,710	9,024,999

		132,412,269

Hotels, Restaurants & Leisure — 5.1%
Bloomin’ Brands, Inc.	717,095	12,929,223
ClubCorp Holdings, Inc.	1,353,689	19,425,437
Pinnacle Entertainment, Inc.*	1,341,618	19,453,461
Planet Fitness, Inc. (Class A Stock)	314,446	6,320,365
Texas Roadhouse, Inc.	364,263	17,572,047
Vail Resorts, Inc.	462,888	74,668,463
Zoe’s Kitchen, Inc.*(a)	1,113,822	26,720,590

		177,089,586

Household Durables — 0.6%
Toll Brothers, Inc.*	685,764	21,258,684

Independent Power & Renewable Electricity Producers — 0.5%
NRG Yield, Inc. (Class A Stock)	506,335	7,777,306
NRG Yield, Inc. (Class C Stock)(a)	553,774	8,749,629

		16,526,935

Insurance — 3.5%
Validus Holdings Ltd.(a)	695,867	38,279,644
W.R. Berkley Corp.	633,808	42,154,570
White Mountains Insurance Group Ltd.	50,646	42,342,588

		122,776,802

Internet & Direct Marketing Retail — 0.7%
Wayfair, Inc. (Class A Stock)*(a)	706,673	24,768,889

Internet Software & Services — 1.1%
Criteo SA (France), ADR*(a)	484,246	19,892,826
Q2 Holdings, Inc.*(a)	659,687	19,031,970

		38,924,796

IT Services — 4.6%
Global Payments, Inc.	1,008,155	69,976,039
Vantiv, Inc. (Class A Stock)*	1,492,808	89,001,213

		158,977,252

Life Sciences Tools & Services — 1.6%
INC Research Holdings, Inc. (Class A Stock)*	644,891	33,921,267
VWR Corp.*	812,234	20,330,217

		54,251,484

Machinery — 2.1%
NN, Inc.(a)	1,534,672	29,235,502
Rexnord Corp.*	2,118,523	41,501,865
Terex Corp.	102,888	3,244,059

		73,981,426

Media — 1.7%
Cinemark Holdings, Inc.	1,165,722	44,717,096
IMAX Corp.*(a)	397,096	12,468,814

		57,185,910

Metals & Mining — 0.4%
Tahoe Resources, Inc.(a)	1,413,919	13,319,117

Mortgage Real Estate Investment Trusts (REITs) — 4.0%
Chimera Investment Corp.	1,062,046	18,076,023
Colony Capital, Inc. (Class A Stock)	2,434,768	49,304,052
MFA Financial, Inc.	5,219,125	39,821,924
Starwood Property Trust, Inc.	1,513,835	33,228,678

		140,430,677

Oil, Gas & Consumable Fuels — 4.4%
Cheniere Energy Partners LP Holdings LLC	1,495,101	33,445,410
PDC Energy, Inc.*	177,628	12,892,240
SemGroup Corp. (Class A Stock)	921,303	38,464,400
Tallgrass Energy GP LP(a)	1,599,581	42,868,771
WPX Energy, Inc.*	1,781,805	25,960,899

		153,631,720

Pharmaceuticals — 2.0%
Aerie Pharmaceuticals, Inc.*(a)	716,066	27,103,098
Aratana Therapeutics, Inc.*(a)	1,106,360	7,943,665
Dermira, Inc.*	673,118	20,415,669
Intersect ENT, Inc.*	1,219,414	14,754,909

		70,217,341

Professional Services — 0.9%
Korn/Ferry International	1,094,291	32,204,984

Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)*	295,951	20,541,959

Semiconductors & Semiconductor Equipment — 2.1%
Cavium, Inc.*(a)	301,322	18,814,546
M/A-COM Technology Solutions Holdings, Inc.*(a)	1,171,287	54,207,162
MaxLinear, Inc. (Class A Stock)*	57,990	1,264,182

		74,285,890

Software — 3.1%
CyberArk Software Ltd. (Israel)*(a)	187,581	8,534,935
Fortinet, Inc.*	333,649	10,049,508
Paycom Software, Inc.*(a)	1,180,734	53,711,590
PTC, Inc.*	209,466	9,691,992
Varonis Systems, Inc.*	1,000,438	26,811,738

		108,799,763

Specialty Retail — 4.9%
Burlington Stores, Inc.*	562,835	47,700,266
Five Below, Inc.*(a)	726,472	29,029,821
Foot Locker, Inc.	377,893	26,788,835
Party City Holdco, Inc.*	232,768	3,305,306
Ulta Salon Cosmetics & Fragrance, Inc.*	254,593	64,905,939

		171,730,167

Textiles, Apparel & Luxury Goods — 0.4%
Kate Spade & Co.*	774,976	14,468,802

Trading Companies & Distributors — 1.7%
Univar, Inc.*	2,037,431	57,801,917

TOTAL LONG-TERM INVESTMENTS (cost $2,724,793,648)		3,332,072,217

SHORT-TERM INVESTMENTS — 17.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	140,710,557	140,710,557
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $459,755,783; includes $459,438,742 of cash collateral for securities on loan)(b)(c)	459,755,783	459,847,734

TOTAL SHORT-TERM INVESTMENTS (cost $600,466,340)		600,558,291

TOTAL INVESTMENTS — 113.2% (cost $3,325,259,988)(d)		3,932,630,508
Liabilities in excess of other assets — (13.2)%		(459,827,458)

NET ASSETS — 100.0%		$3,472,803,050

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $449,251,584; cash collateral of $459,438,742 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$3,331,948,063

Appreciation	769,083,171
Depreciation	(168,400,726)

Net Unrealized Appreciation	$600,682,445

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$20,405,274	$—	$—
Airlines	23,329,557	—	—
Auto Components	14,561,881	—	—
Banks	407,710,339	—	—
Biotechnology	47,443,486	—	—
Building Products	51,054,321	—	—
Capital Markets	22,772,748	—	—
Chemicals	76,258,722	—	—
Commercial Services & Supplies	92,938,113	—	—
Communications Equipment	31,873,927	—	—
Construction & Engineering	10,632,720	—	—

Construction Materials	59,801,779	—	—
Containers & Packaging	32,940,950	—	—
Distributors	5,450,853	—	—
Diversified Telecommunication Services	63,074,937	—	—
Electric Utilities	57,399,308	—	—
Electronic Equipment, Instruments & Components	122,639,931	—	—
Equity Real Estate Investment Trusts (REITs)	249,876,290	—	—
Food & Staples Retailing	97,398,765	—	—
Food Products	66,059,305	—	—
Health Care Equipment & Supplies	42,862,641	—	—
Health Care Providers & Services	132,412,269	—	—
Hotels, Restaurants & Leisure	177,089,586	—	—
Household Durables	21,258,684	—	—
Independent Power & Renewable Electricity Producers	16,526,935	—	—
Insurance	122,776,802	—	—
Internet & Direct Marketing Retail	24,768,889	—	—
Internet Software & Services	38,924,796	—	—
IT Services	158,977,252	—	—
Life Sciences Tools & Services	54,251,484	—	—
Machinery	73,981,426	—	—
Media	57,185,910	—	—
Metals & Mining	13,319,117	—	—
Mortgage Real Estate Investment Trusts (REITs)	140,430,677	—	—
Oil, Gas & Consumable Fuels	153,631,720	—	—
Pharmaceuticals	70,217,341	—	—
Professional Services	32,204,984	—	—
Road & Rail	20,541,959	—	—
Semiconductors & Semiconductor Equipment	74,285,890	—	—
Software	108,799,763	—	—
Specialty Retail	171,730,167	—	—
Textiles, Apparel & Luxury Goods	14,468,802	—	—
Trading Companies & Distributors	57,801,917	—	—
Affiliated Mutual Funds	600,558,291	—	—

Total	$3,932,630,508	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    February 15, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    February 15, 2017

*	Print the name and title of each signing officer under his or her signature.